UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.*

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland

13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF
MARCH 31, 2009. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.

Person Signing this Report on Behalf of Reporting Manager:

By:   Harbinger Capital Partners, LLC
By:   Harbinger Holdings, LLC, Managing Member

Name:    Philip Falcone
Title:   Managing Member
Phone:   (212) 521-6988

Signature, Place, and Date of Signing

/s/ Philip Falcone              New York, New York           May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $1,460,004
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name

1.   028-10751            HMC Investors, L.L.C.*
2.   028-11250            Harbinger Capital Partners Offshore Manager, L.L.C.*
3.   028-13483            Harbinger Holdings, LLC
4.   028-13482            Harbinger Capital Partners LLC

* On March 4, 2009, the Manager ceased its beneficial ownership of the securities held by the Reporting Person.


                                                      FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6        COL 7       COLUMN 8

                              TITLE                       VALUE    SHRS OR    SH/ PUT/ INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      (X$1000) PRN AMT    PRN CALL DISCRETION     MGRS     SOLE      SHARED NONE
--------------                --------         -----      -------- -------    --- ---- ----------     ----     ----      ------ ----
ALPHA NATURAL RESOURCES INC   COM              02076X102    5,266     296,667 SH       SHARED-DEFINED 1,2,3,4     296,667 0      0
ASHLAND INC NEW               COM              044209104    3,405     329,650 SH       SHARED-DEFINED 1,2,3,4     329,650 0      0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW          049164205  126,852   7,311,376 SH       SHARED-DEFINED 1,2,3,4   7,311,376 0      0
CALPINE CORP                  COM NEW          131347304  499,903  73,407,165 SH       SHARED-DEFINED 1,2,3,4  73,407,165 0      0
CLIFFS NATURAL RESOURCES INC  COM              18683K101  133,476   7,350,000 SH       SHARED-DEFINED 1,2,3,4   7,350,000 0      0
CONSOL ENERGY INC             COM              20854P109   88,340   3,500,000 SH       SHARED-DEFINED 1,2,3,4   3,500,000 0      0
CONSTELLATION ENERGY GROUP I  COM              210371100   34,988   1,693,523 SH       SHARED-DEFINED 1,2,3,4   1,693,523 0      0
DIREXION SHS ETF TR           FINL BEAR 3X     25459W607    1,035      50,000 SH       SHARED-DEFINED 1,2,3,4      50,000 0      0
GENERAL MOLY INC              COM              370373102      343     323,596 SH       SHARED-DEFINED 1,2,3,4     323,596 0      0
HUGHES COMMUNICATIONS INC     COM              444398101    7,130     592,698 SH       SHARED-DEFINED 1,2,3,4     592,698 0      0
ICO GLOBAL COMM HLDGS LTD DE  CL A             44930K108      839   2,398,281 SH       SHARED-DEFINED 1,2,3,4   2,398,281 0      0
LEAP WIRELESS INTL INC        COM NEW          521863308  237,116   6,800,000 SH       SHARED-DEFINED 1,2,3,4   6,800,000 0      0
MCDERMOTT INTL INC            COM              580037109  106,423   7,947,977 SH       SHARED-DEFINED 1,2,3,4   7,947,977 0      0
MDC PARTNERS INC              CL A SUB VTG     552697104    1,789     541,986 SH       SHARED-DEFINED 1,2,3,4     541,986 0      0
MEDIA GEN INC                 CL A             584404107    1,719     895,371 SH       SHARED-DEFINED 1,2,3,4     895,371 0      0
MEDIVATION INC                COM              58501N101   14,656     802,205 SH       SHARED-DEFINED 1,2,3,4     802,205 0      0
MIRANT CORP NEW               COM              60467R100    6,790     595,573 SH       SHARED-DEFINED 1,2,3,4     595,573 0      0
NEW YORK TIMES CO             CL A             650111107  128,994  28,538,434 SH       SHARED-DEFINED 1,2,3,4  28,538,434 0      0
OWENS CORNING NEW             *W EXP 10/30/201 690742127      228     475,000 SH       SHARED-DEFINED 1,2,3,4     475,000 0      0
RTI INTL METALS INC           COM              74973W107    3,872     330,954 SH       SHARED-DEFINED 1,2,3,4     330,954 0      0
SOLUTIA INC                   COM NEW          834376501   39,915  21,345,085 SH       SHARED-DEFINED 1,2,3,4  21,345,085 0      0
SOUTHERN UN CO NEW            COM              844030106      722      47,461 SH       SHARED-DEFINED 1,2,3,4      47,461 0      0
TERRESTAR CORP                COM              881451108   15,095  26,954,794 SH       SHARED-DEFINED 1,2,3,4  26,954,794 0      0
WEATHERFORD INTERNATIONAL LT  REG              H27013103    1,107     100,000 SH       SHARED-DEFINED 1,2,3,4     100,000 0      0



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